INVENTORY, NET (Details Narrative) - USD ($)	Dec. 31, 2022	Jul. 05, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Allowance for inventory obsolescence	$ 742,311		$ 108,055	$ 388,431	$ 85,058
Exchange of assets inventory		$ 400,000
Inventory related to the purchase		$ 177,000
Finished goods	$ 3,470,442		4,482,291		$ 2,556,368
South Korean Subsidiary [Member]
Finished goods			$ 1,900,000